March 22, 2021

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: BNY Mellon ETF Trust (the "Registrant")

-	BNY Mellon Sustainable US Equity ETF
-	BNY Mellon Sustainable International Equity ETF
-	BNY Mellon Sustainable Global Emerging Markets ETF

1933 Act File No.: 333-234030

1940 Act File No.: 811-23477

CIK No.: 0001493580

Included for filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and to the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 3 ("PEA No. 3") to the registration statement on Form N-1A of BNY Mellon ETF Trust (the "Registrant"). The purpose of PEA No. 3 is to register the BNY Mellon Sustainable US Equity ETF, BNY Mellon Sustainable International Equity ETF and BNY Mellon Sustainable Global Emerging Markets ETF as new series of the Registrant.

Please address any comments or questions to the attention of Beau Yankoshik and W. John McGuire of Morgan, Lewis & Bockius LLP at joseph.yankoshik@morganlewis.com (202.373.6133) and john.mcguire@morganlewis.com (202.373.6799), respectively.

Sincerely,

/s/ Jeff Prusnofsky

Jeff Prusnofsky

Vice President